Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred revenue [abstract]
Stream accounting - Deferred revenue, beginning balance	$ 566,078	$ 601,930
Amortization of deferred revenue
Liability drawdown	(92,398)	(96,038)
Variable consideration adjustment	16,295	2,655
Finance costs		64,921
Finance costs
Current year additions	63,725
Variable consideration adjustment	6,047
Effects of changes in foreign exchange	4,009	(7,390)
Stream accounting - Deferred revenue, ending balance	$ 563,756	$ 566,078